Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising maximum number of shares to be delivered and actual number of shares delivered, former Directors (Details) - Retired executive directors - shares
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred conditional variable remuneration plan and linked to objectives (2016)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	0	60,251
Deferred conditional variable remuneration plan and linked to objectives (2016) | Maximum
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	0	0
Deferred conditional variable remuneration plan and linked to objectives (2017)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	6,145	33,783
Deferred conditional variable remuneration plan and linked to objectives (2017) | Maximum
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	0	33,783
Deferred conditional variable remuneration plan and linked to objectives (2018)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	29,860	18,272
Deferred conditional variable remuneration plan and linked to objectives (2018) | Maximum
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	29,860	36,543
Deferred conditional variable remuneration plan and linked to objectives (2019)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	24,490	32,698
Deferred conditional variable remuneration plan and linked to objectives (2019) | Maximum
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	48,980	98,092
Deferred conditional variable remuneration plan and linked to objectives (2020)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	42,632	0
Deferred conditional variable remuneration plan and linked to objectives (2020) | Maximum
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	106,536	0
Deferred conditional variable remuneration plan and linked to objectives (2021)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	75,000	0
Deferred conditional variable remuneration plan and linked to objectives (2021) | Maximum
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	300,000	0
Deferred conditional variable remuneration plan and linked to objectives (2022)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	0
Deferred conditional variable remuneration plan and linked to objectives (2022) | Maximum
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	0	0